LOANS TO THIRD PARTIES - Additional Information (Details) - 12 months ended Jun. 30, 2022 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
LOANS TO THIRD PARTIES.
Proceeds from Collection of Loans Receivable	¥ 4.5	$ 0.7